Nature of Operations and Basis of Presentation (Details Narrative)	Sep. 30, 2012	Mar. 05, 2012	Dec. 31, 2011	Dec. 31, 2010
Nature Of Operations And Basis Of Presentation
Number of Ownership Units outstanding		4,700
Common stock, shares outstanding	8,454,000	15,000,000	15,000,000
Common stock options outstanding	223,404	223,404